Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Financials Fund - Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Financials Fund - Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,911
Fidelity Advisor Financials Fund - Class M
Expense Example:
1 year	477
3 years	745
5 years	1,033
10 years	1,852
Fidelity Advisor Financials Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Financials Fund - Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798